EQUITY - Share premium (Details) - TRY (₺) ₺ / shares in Units, ₺ in Thousands			12 Months Ended
	Jul. 06, 2021	Jul. 05, 2021	Dec. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	May 25, 2021	Dec. 31, 2020
Share capital
Share premium				₺ 14,483,368	₺ 14,483,368
Nominal value per share				₺ 0.20	₺ 0.2	₺ 0.20	₺ 1
Number of shares issued		325,998,000		325,998,290	325,998,290	284,328,290	56,866,000
Capital increase			₺ 13,616,436
Share capital		₺ 498,661		₺ 498,661	₺ 498,661
Capital increase including cost	₺ 13,731,857
Transaction costs directly related to shares offering	180,092
Class B ordinary shares
Share capital
Increase (decrease) in number of ordinary shares issued		41,670,000
Share capital
Share capital
Capital increase	27,803		27,803
Capital increase including cost		₺ 27,803
Share premium
Share capital
Capital increase	13,588,633		₺ 13,588,633
Capital increase including cost		₺ 13,704,054
Transaction cost	₺ 115,421